Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2016
Cost	$1,613	$18,667	$13,517	$4,269	$3,907	$41,973
Accumulated depreciation	—	(5,105)	(7,165)	(2,108)	—	(14,378)

Net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

Year ended December 31, 2017
Opening net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595
Additions	171	174	562	742	1,284	2,933
Disposals	—	—	(67)	—	—	(67)
Impairment reversal and (asset impairments) (Note 8)	—	207	(44)	—	—	163
Depreciation and amortization	—	(368)	(640)	(566)	—	(1,574)
Transfers between classifications	—	(8)	104	—	(96)	—
Decommissioning and restoration provision change in estimate	—	501	24	—	—	525
Capitalized borrowing costs	—	102	—	—	231	333
Reclassification of Waneta Dam to assets held for sale and other	—	40	(394)	—	—	(354)
Changes in foreign exchange rates	(10)	(240)	(155)	(39)	(65)	(509)

Closing net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

At December 31, 2017
Cost	$1,774	$19,329	$12,948	$4,561	$5,261	$43,873
Accumulated depreciation	—	(5,359)	(7,206)	(2,263)	—	(14,828)

Net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

Year ended December 31, 2018
Opening net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045
Additions	144	86	710	761	1,135	2,836
Disposals	—	—	(12)	—	—	(12)
Asset impairments (Note 8)	(31)	(6)	(4)	—	—	(41)
Depreciation and amortization	—	(372)	(595)	(543)	—	(1,510)
Transfers between classifications	—	1,050	3,307	—	(4,357)	—
Decommissioning and restoration provision change in estimate	—	(250)	(29)	—	—	(279)
Capitalized borrowing costs	—	108	—	—	185	293
Other	—	(2)	56	—	—	54
Changes in foreign exchange rates	21	290	182	50	121	664

Closing net book value	$1,908	$14,874	$9,357	$2,566	$2,345	$31,050

At December 31, 2018
Cost	$1,908	$20,613	$17,452	$5,435	$2,345	$47,753
Accumulated depreciation	—	(5,739)	(8,095)	(2,869)	—	(16,703)

Net book value	$1,908	$14,874	$9,357	$2,566	$2,345	$31,050